Accounting changes and new accounting guidance (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Accounting Standards Update and Change in Accounting Principle
The table below presents the impact of the new accounting guidance on our previously reported income statement amounts.

Consolidated Income Statement	Previously reported		Adjustment		Restated
(in millions)	2023	2022	2023	2022	2023	2022
Investment and other revenue	$285	$(82)	$195	$152	$480	$70
Total fee and other revenue	13,157	12,873	195	152	13,352	13,025
Total revenue	17,502	16,377	195	152	17,697	16,529
Income before income taxes	4,088	3,328	195	152	4,283	3,480
Provision for income taxes	800	768	179	169	979	937
Net income	3,288	2,560	16	(17)	3,304	2,543
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,286	2,573	16	(17)	3,302	2,556
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,051	2,362	16	(17)	3,067	2,345
The table below presents the impact of the new accounting guidance on our previously reported earnings per share applicable to common shareholders.

Earnings per share applicable to common shareholders of The Bank of New York Mellon Corporation	Previously reported		Restated
(in dollars)	2023	2022	2023	2022
Basic	$3.89	$2.91	$3.91	$2.89
Diluted	3.87	2.90	3.89	2.88

The table below presents the impact of the new accounting guidance on our previously reported balance sheet amounts.

Consolidated Balance Sheet	Dec. 31, 2023
(in millions)	Previously Reported	Adjustment	Restated
Other assets	$25,985	$(76)	$25,909
Total assets	409,953	(76)	409,877
Accrued taxes and other expenses	5,567	(156)	5,411
Other liabilities	8,844	184	9,028
Total liabilities	368,944	28	368,972
Retained earnings	39,653	(104)	39,549
Total The Bank of New York Mellon Corporation shareholders’ equity	40,874	(104)	40,770
Total permanent equity	40,924	(104)	40,820
Total liabilities, temporary equity and permanent equity	409,953	(76)	409,877